Leases	12 Months Ended
Sep. 30, 2024
Leases
Leases

Note 15 - Leases

The Company rents (i) its factories in Lishui City, Zhejiang Province from a related party, Zhejiang Tantech Bamboo Technology Co., Ltd, for processing dried edible fungi; (ii) a floor in an office building in Hangzhou from a third party; and (iii) a warehouse in the USA.

As of September 30, 2024 and 2023, the remaining average lease term was 2.3 years and 7.1 years, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on actual incremental borrowing interest rates from financial institutions in order to discount lease payments to present value. The weighted average discount rate of the Company’s operating leases was 4.7% per annum and 10.2% per annum as of September 30, 2024 and 2023, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	As of	As of
	September 30,	September 30,
	2024	2023
Right-of-use assets under operating leases	$7,399,841	$516,459

Operating lease liabilities, current	3,391,141	69,062
Operating lease liabilities, non-current	4,025,625	458,617
Total operating lease liabilities	$7,416,766	$527,679

For the years ending September 30,
2025	$3,656,722
2026	3,782,108
2027	102,901
2028	91,943
2029	84,115
Thereafter	168,230
Total future minimum lease payments	7,886,019
Less: Imputed interest	(469,253)
Total	$7,416,766